12. Commitments (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Royalty Information	The term shall carry a royalty minimum of $12,000,000. If licensee does not pay GE a cumulative royalty of $12,000,000 over the term of the agreement, the difference between $12,000,000 and all prior payments would be due on December 31, 2018.
Corporate Office 1
Security Deposit Paid	$ 27,020
Security Deposit Collected	35,981
Corporate Office 2
Security Deposit Paid	1,914
Base Rent	97,266
Chief Executive Officer [Member]
Shares Granted	750,000	1,250,000
Shares Granted, Value		312,500
Annual Salary	150,000
Office [Member]
Shares Granted	250,000
Monthly Consulting Fee	$ 6,500